SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT ESTIMATED USEFUL LIVES (Details)	Jun. 30, 2025
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Shorter of Lease Term or Asset Utility [Member]
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Expected useful life	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Expected useful life	10 years
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Expected useful life	4 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Expected useful life	5 years
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Expected useful life	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Shorter of Lease Term or Asset Utility [Member]